Derivative instruments	12 Months Ended
Dec. 31, 2020
DERIVATIVE INSTRUMENTS
Derivative instruments	Derivative instruments

	As at December 31	As at December 31
(in millions of U.S. dollars)	2020	2019
DERIVATIVE LIABILITIES
Unsettled provisionally priced concentrate derivatives, and swap contracts(1)	0.9	(0.2)
Gold price option contracts	—	26.4
Total derivative liabilities	0.9	26.2
1.Unsettled provisionally priced concentrate derivatives are included within trade and other receivables in the statement of financial position

(a)    Provisionally priced contracts
The Company had provisionally priced sales for which price finalization is outstanding at December 31, 2020. Realized and unrealized gains (losses) on the provisional pricing of concentrate sales are classified as revenue, with the unsettled provisionally priced concentrate derivatives included in trade and other receivables. The Company enters into gold and copper swap contracts to reduce exposure to gold and copper prices. Realized and unrealized gains (losses) are recorded in revenue, with the unsettled gold and copper swaps included in trade and other receivables.
The following tables summarize the realized and unrealized gains (losses) on provisionally priced sales:

	Year ended December 31, 2020
(in millions of U.S. dollars)	Gold	Copper	Total
GAIN ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	3.2	6.3	9.5
Unrealized	0.7	8.2	8.9
Total gain	3.9	14.5	18.4

	Year ended December 31, 2019
(in millions of U.S. dollars)	Gold	Copper	Total
GAIN (LOSS) ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	2.2	(1.7)	0.5
Unrealized	0.5	1.0	1.5
Total gain (loss)	2.7	(0.7)	2.0
The following tables summarize the realized and unrealized gains (losses) on gold and copper swap contracts:

	Year ended December 31, 2020
(in millions of U.S. dollars)	Gold	Copper	Total
(LOSS) GAIN ON SWAP CONTRACTS
Realized	(2.0)	(2.1)	(4.1)
Unrealized	(0.8)	(9.0)	(9.8)
Total (loss) gain	(2.8)	(11.1)	(13.9)

	Year ended December 31, 2019
(in millions of U.S. dollars)	Gold	Copper	Total
(LOSS) GAIN ON SWAP CONTRACTS
Realized	(3.2)	0.2	(3.0)
Unrealized	(0.4)	(0.9)	(1.3)
Total (loss) gain	(3.6)	(0.7)	(4.3)
The following table summarizes the net exposure to the impact of movements in market commodity prices for provisionally priced sales:

	As at December 31	As at December 31
	2020	2019
VOLUMES SUBJECT TO FINAL PRICING NET OF OUTSTANDING SWAPS
Gold ounces (000s)	1.2	0.9
Copper pounds (millions)	1.6	0.5

(b) Gold price option contracts
In 2019, the Company entered into gold price option contracts by purchasing put options at an average strike price of $1,300 per ounce. The Company sold call options at an average strike price of $1,355 and $1,415 for the first half of 2020 and second half of 2020 respectively. At the end of 2020 all gold option contracts have expired.
The call options sold and put options purchased were treated as derivative financial instruments and marked to market at each reporting period on the consolidated statement of financial position with changes in fair value recognized in other gains and losses. Realized gains and losses as a result of the exercise of the Company’s call and put options up to an amount not exceeding the Company’s production of gold ounces for the reporting period were recorded as an adjustment to revenue. The exercise of options on gold ounces in excess of the Company’s gold production for the reporting period were recorded as other gains and losses.

(c) Foreign exchange forward contracts
In the first quarter of 2020, the Company entered into foreign exchange forward contracts in order to hedge the Company’s spending in Canadian dollars. The Company has hedged $20.0 million U.S. dollars per month at average Canadian dollar to U.S. dollar foreign exchange rate of 1.40 for the period of April 2020 to December 2020. At the end of 2020 all foreign exchange forward contracts have expired.